General and administrative expenses	12 Months Ended
Dec. 31, 2018
General and administrative expenses [Abstract]
General and administrative expenses
(8)	General and administrative expenses

	Year ended December 31, 2018	Year ended December 31, 2017	Period from June 24, 2016 to December 31, 2016

Directors and Officers Liability Insurance	$285,307	$393,537	$49,694
Advisory fees	211,762	209,306	7,937
Legal fees	191,344	394,819	-
Administrative Services fee payable to CMB	120,000	119,516	15,000
Audit fees	110,000	50,000	225,000
Registration and listing fees	-	90,000	88,364
Other expenses	30,701	66,910	11,372
Total general and administrative expenses	$949,114	$1,324,088	$397,367

Advisory fees mainly relate to fees incurred in relation to the 2018 and 2017 Tender Offers and various annual fees payable to amongst others NASDAQ and Continental Stock Transfer and Trust Company.

Legal fees for the year ended December 31, 2018, consist mainly of fees incurred for the legal work done in relation to the Tender Offer for the Extension Amendment and the Merger Agreement. For the year ended December 31, 2017, they mainly relate to fees incurred in relation to the incorporation of Maritime Partner BVBA and Hamburg Maritime NV and fees for the legal work done in relation to the 2017 Tender Offer.

The General and administrative expenses for the period ended December 31, 2016, mainly represent expenses for the audit of the financial statements and fees related to the registration statement.